Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt [Abstract]
Schedule of long-term debt
	As of December 31,	As of December 31,
	2022	2021
Equipment financing	47,020	11,039
Volta note payable	127	128
Total long-term debt	47,147	11,167
Less current portion of long-term debt	(43,054)	(10,257)
Non-current portion of long-term debt	4,093	910

Schedule of movement in long-term debt
	As of December 31,	As of December 31,
	2022	2021
Balance as of January 1,	11,167	17,345
Conversion of lease liabilities	—	3,904
Issuance of long-term debt	67,201	14,227
Payments	(38,532)	(22,382)
Interest on long-term debt	7,311	1,883
Conversion of long-term debt and loan modification	—	(5,000)
Derecognition of embedded derivative	—	1,190
Balance as of December 31,	47,147	11,167

Schedule of equipment financing and balance of the loans and the net book value (NBV)
	Maturity date	Stated rate	Effective rate*	Monthly repayment ($)	Long-term debt balance ($)	NBV of Collateral ($)	Collateral**
Foundry Loan #2	March 2023	16.5%	16.5%	94	185	1,254	300
Foundry Loan #3	April 2023	16.5%	16.5%	88	257	1,044	300
Foundry Loan #4	May 2023	16.5%	16.5%	100	387	1,231	400
Blockfi Loan	February 2024	14.5%	18.1%	1,455	19,952	28,360	6,100
NYDIG Loan	February 2024	12.0%	14.4%	2,043	26,239	34,852	10,395
Total				3,780	47,020	66,741	17,495